Exhibit 99.1

Capital One Auto Finance Trust

Automobile Receivable - Backed Notes

Series 2006-B

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2006-B as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 8/8/2006

		Payment Date:	10/16/2006
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	09/15/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	09/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	09/30/2006
Indenture Trustee:	JPMorgan Chase	Record Date:	10/13/2006
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	09/15/2006
Note Insurer:	MBIA	Coupon Accrual End Date:	10/15/2006
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	31
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	30
Guarantor:	Capital One Financial Corporation	Months Seasoned:	2
Swap C/Party:	Deutsche Bank AG, New York Branch	LIBOR (One Month):	5.330000%

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal	Optional Principal	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$444,000,000	$376,570,734.08	$72,165,590.55	$0.00	$0.00	$304,405,143.53	31	Actual/360	5.47963%	$1,776,875.47	$1,776,875.47
			162.54			0.6856				4.00	4.00
A2	$502,000,000	$502,000,000.00	$0.00	$0.00	$0.00	$502,000,000.00	30	30/360	5.53000%	$2,313,383.33	$2,313,383.33
						1.0000				4.61	4.61
A3A	$442,500,000	$442,500,000.00	$0.00	$0.00	$0.00	$442,500,000.00	30	30/360	5.45000%	$2,009,687.50	$2,009,687.50
						1.0000				4.54	4.54
A3B	$442,500,000	$442,500,000.00	$0.00	$0.00	$0.00	$442,500,000.00	31	Actual/360	LIBOR + 0.00000%	$2,030,952.08	$2,030,952.08
						1.0000				4.59	4.59
A4	$669,000,000	$669,000,000.00	$0.00	$0.00	$0.00	$669,000,000.00	31	Actual/360	LIBOR + 0.01500%	$3,079,165.42	$3,079,165.42
						1.0000				4.60	4.60
TOTAL	$2,500,000,000	$2,432,570,734.08	$72,165,590.55	$0.00	$0.00	$2,360,405,143.53				$11,210,063.80	$11,210,063.80
			28.87			0.9442					4.48

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	52,741,953.14
Liquidation Proceeds Collected During Period	294,554.47
Receivables Repurchase Amounts	671,573.29
Interest Collected on Receivables	26,569,180.05
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	4,538,307.57
Investment Earnings on Trust Accounts
Collection Account	288,044.14
Transfer from Reserve Fund	157,402.99
Transfer from Pre-Funding Account	1,855,305.27
Net Swap Receipts	62,728.75
Optional Note Redemption Prepayment Amount	0.00

Total Available Funds		87,179,049.67

Distributions:
Trustee Fees	0.00
Servicing Fees	3,499,324.32
Net Swap Payments	0.00
Class A Noteholders’ Accrued Note Interest	11,210,063.80
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	304,071.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	72,165,590.55
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00

Total Distributions		87,179,049.67

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		2,099,594,593.97
Purchase of Subsequent Receivables		539,084,415.35
Monthly Principal Amounts
Regular Principal Received	28,226,711.78
Prepaid Principal Received	24,515,241.36
Defaulted Receivables	549,229.29
Principal Portion of Repurchased Receivables	664,411.80
Cram Down Losses and other non-cash adjustments	(109,049.17)
Total Monthly Principal Amounts		53,846,545.06
End of Period Aggregate Receivables Balance		2,584,832,464.26
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.9590

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		499,999,956.85
Purchase of Subsequent Receivables	499,999,956.85
Investment Earnings	1,855,305.27
Investment Earning Transfer to Collection Account	(1,855,305.27)
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		36,883,321.75
Deposits to Reserve Account - Subsequent Fundings		8,086,266.23
Subtotal		44,969,587.98
Reserve Account Requirement	40,431,280.41
Reserve Acount Shortfall / (Excess)	(4,538,307.57)
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		4,538,307.57
End of Period Reserve Account Balance		40,431,280.41
Change in Reserve Account Balance from Prior Period		3,547,958.66
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	127,634	07/27/2006	08/04/2006	$2,156,334,278.33

Subsequent Purchase #1	29,614	9/26/2006		$539,084,415.35

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	157,248			$2,695,418,693.68

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	127,634	125,588
Number of Subsequent Receivables Purchased	29,614	29,614
Number of Receivables Defaulted During Period	34	30
Number of Receivables Becoming Purchased Receivables During Period	138	37
Number of Receivables Paid-Off During Period	3,825	1,884
Ending Number of Receivables	153,251	153,251

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current
Weighted Average APR of the Receivables	14.29%	14.25%	14.31%	14.27%
Weighted Average Remaining Term	64.23	64.68	63.69	63.68
Weighted Average Original Term	67.43	67.56	67.43	67.43
Average Receivable Balance	16,895	17,141	16,718	16,867

Receivables with Scheduled Payment Delinquent

(excludes repossessed assets)

	Units	Dollars	Percentage
31-60 days	4,184	64,486,364	3.07%
61-90 days	782	11,819,139	0.56%
over 90 days	53	789,296	0.04%
Receivables Delinquent More than 60 Days at End of Period	835	12,608,435	0.60%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	211	3,807,883	0.18%

PERFORMANCE TESTS:

Delinquency Ratio:

Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	12,608,435.16
Beginning of Period Principal Balance	2,099,594,593.97
Delinquency Ratio		0.60%
Previous Monthly Period Delinquency Ratio		0.11%
Second Previous Monthly Period Delinquency Ratio		0.00%
3 Month Average Delinquency Ratio		0.36%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 2 < 5.50%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 2 < 6.50%?	Yes

Cumulative Net Charge-off Rate:

Net Losses since the Initial Cut-off Date (Beginning of Period)		145,460.31
Receivables becoming Defaulted Receivables during period	549,229.29
Cram Down Losses and other non-cash adjustments occurring during period	(109,049.17)
Liquidation Proceeds collected during period	294,554.47
Net Losses during period	145,625.65
Net Losses since Initial Cut-off Date (End of Period)		291,085.96
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.01%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 2 < N/A?	Yes

Extension Rate:

Number of Receivables extended during current period	107
Beginning of Period Loans Outstanding	125,588
Extension Rate		0.09%
Previous Monthly Extension Rate		0.09%
Second previous Monthly Extension Rate		0.00%
Average Extension Rate		0.09%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of August 04, 2006, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2006-B, as Issuer, and JPMorgan Chase Bank, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	10/11/2006